THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

April 19, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc.

1933 Act File No. 333-

Ladies and Gentlemen:

For filing on Form N-14 is the proposed prospectus/proxy statement for three series of the Thrivent Series Fund, Inc. (the “Registrant”). We are seeking shareholder approval of three separate proposed mergers.

Please contact me at (612) 844-5168 if you have any questions. Thank you.

Sincerely,

/s/ Rebecca A. Paulzine

Rebecca A. Paulzine

Senior Counsel